Financial Assets and Liabilities - Summary of Consolidated Foreign Currency-denominated Monetary Financial Assets and Liabilities (Detail) ₱ in Millions, $ in Millions	Dec. 31, 2020 PHP (₱)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 USD ($)
Noncurrent Financial Assets
Derivative financial assets – net of current portion			₱ 1
Current portion of other non-financial assets	₱ 256		717
Total	3,724		1,657
Current Financial Assets
Current portion of derivative financial assets	22		41
Current portion of other financial assets	7,172		8,086
Total assets	75,089		63,671
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	205,195		172,834
Derivative financial liabilities – net of current portion	360		25
Total	217,291		173,457
Current Financial Liabilities
Current portion of interest-bearing financial liabilities	17,570		19,722
Current portion of derivative financial liabilities	176		88
Total liabilities	415,474		372,490
Foreign currency denominated monetary financial assets [member]
Noncurrent Financial Assets
Debt instruments at amortized cost	1,153	$ 24
Derivative financial assets – net of current portion			1
Current portion of other non-financial assets	7		13
Total	1,160	24	14
Current Financial Assets
Cash and cash equivalents	16,251	338	6,181	$ 122
Short-term investments	480	10	285	6
Trade and other receivables – net	6,290	131	39,472	777
Current portion of derivative financial assets	22	1	41	1
Current portion of other financial assets	12		11
Total current financial assets	23,055	480	45,990	906
Total assets	24,215	504	46,004	906
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	38,530	802	6,389	126
Derivative financial liabilities – net of current portion	360	7	25
Other noncurrent liabilities	22	1	15
Total	38,912	810	6,429	126
Current Financial Liabilities
Accounts payable	32,201	670	34,325	676
Accrued expenses and other current liabilities	12,135	253	10,555	208
Current portion of interest-bearing financial liabilities	2,842	59	10,687	210
Current portion of derivative financial liabilities	176	4	88	2
Total current financial liabilities	47,354	986	55,655	1,096
Total liabilities	₱ 86,266	$ 1,796	₱ 62,084	$ 1,222